TAXATION - Schedule of Effective Income Tax Rate Reconciliation (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRC Statutory income tax rate		25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction		(10.00%)	5.00%	(9.00%)
The effect of change in the tax rate of subsidiaries		4.00%	0.00%	0.00%
Non-deductible expenses		(1.00%)	1.00%	(1.00%)
Additional deduction for research and development expenditures		8.00%	(6.00%)	48.00%
Share-based compensation		(4.00%)	4.00%	(23.00%)
Non-taxable income		1.00%	(2.00%)	0.00%
Permanent book-tax differences		(3.00%)	4.00%	7.00%
Change in valuation allowance	[1]	(43.00%)	(2.00%)	(83.00%)
Effective tax rates		(23.00%)	29.00%	(36.00%)

[1]	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2022.